DISCONTINUED OPERATIONS (Summary of Results from Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
DISCONTINUED OPERATIONS [Abstract]
Revenue	$ 1,152	$ 4,988	$ 9,355
Cost of revenue	1,132	4,275	9,002
GROSS PROFIT	20	713	353
Selling, general and administrative expenses	114	729	1,453
OPERATING LOSS	(94)	(16)	(1,100)
Other income (expense), net	(15)	616	(69)
Income tax benefit (expense)		1,221	(21)
Income (loss) from discontinued operations	$ (109)	$ 1,821	$ (1,190)